Income Taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Net operating and capital loss carryforwards (tax effected) for federal income tax purposes	$ 585
Net operating and capital loss carryforwards (tax effected) for state income tax purposes	916
Net operating and capital loss carryforwards (tax effected) for foreign income tax purposes	2,763
Amount of deposits that reduced UTB balance	702	$ 2,584
Accrued interest and penalties included in unrecognized tax benefits balance at year end	2,450	2,708
Net interest and penalty expense included in income tax expense	149	$ 267	$ 1,290
Federal
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	1,080
State
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	$ 2,011